Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Provisions for Other Liabilities and Charges

All figures in £ millions	Property	Disposals and closures	Legal and other	Total
At 1 January 2021	8	4	21	33
Exchange differences	—	—	2	2
Provisions made during the year	9	1	36	46
Provisions reversed during the year	(2)	—	(2)	(4)
Provisions used during the year	—	—	(27)	(27)
Disposal of subsidiary	—	(3)	—	(3)

At 31 December 2021	15	2	30	47

Summary of Analysis of Provisions

Analysis of provisions:

	2021
All figures in £ millions	Property	Disposals and closures	Legal and other	Total
Current	11	2	27	40
Non-current	4	—	3	7

	15	2	30	47

	2020

Current	2	4	19	25
Non-current	6	—	2	8

	8	4	21	33